Financial instruments and risk management - Exposure to currency risk (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	€ (2,358)	€ (14,125)
EUR | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	(12,125)
EUR | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(8,530)	(8,140)
EUR | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(980)	(385)
EUR | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	2,019	1,773
EUR | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	1,243	759
EUR | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	3,890	3,993
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(124,460)	5,350
USD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(107,665)	0
USD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(18,626)	(1,971)
USD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(23,174)	(627)
USD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	3,963	985
USD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	9,942	196
USD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	11,100	6,767
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	460	140
GBP | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(457)	(210)
GBP | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	102	132
GBP | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	815	218
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	503	364
AUD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(12)	(54)
AUD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	100	154
AUD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	415	264
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	404	582
CAD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(289)	(13)
CAD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	113	147
CAD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	580	448
ILS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	131	2,050
ILS | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
ILS | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(73)	(124)
ILS | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
ILS | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	7	19
ILS | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	19
ILS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	€ 197	€ 2,136